OTHER PAYABLES AND ACCRUALS (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
OTHER PAYABLES AND ACCRUALS
Accrued operating expenses		¥ 2,851,988,186	¥ 1,549,809,298
Deposits received from suppliers and packaged-tour users		507,158,340	460,648,199
Payable for acquisition and investments (Note 2)		625,682,289	157,004,868
Provision related to an equity method investment (Note 13)		367,448,156
Due to employees for stock option proceeds received on their behalf		197,430,857	250,831,976
Deposit for special bonus program		178,771,740	168,404,481
Interest payable		68,413,048	103,016,365
Accruals for property and equipment		42,444,370	22,855,856
Deferred revenue		31,789,775	12,664,375
Others		225,509,712	124,585,829
Total	$ 783,338,681	¥ 5,096,636,473	¥ 2,849,821,247